Goodwill, net (Details Narrative) $ in Thousands		12 Months Ended
	Feb. 20, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Goodwill [Line Items]
Percentage of discount to price per share	25.00%
Purchase consideration			$ 600,000
Goodwill, Impairment Loss		$ 503	$ 664,000
Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Goodwill measurement input		0.0612	0.0612
Measurement Input, Long-Term Revenue Growth Rate [Member] | Minimum [Member]
Goodwill [Line Items]
Goodwill measurement input		0.05	0.05
Measurement Input, Long-Term Revenue Growth Rate [Member] | Maximum [Member]
Goodwill [Line Items]
Goodwill measurement input		0.10	0.10
Measurement Input, Expected Dividend Rate [Member]
Goodwill [Line Items]
Goodwill measurement input		0	0